Summary Of Significant Accounting Policies (Summary Of Other Intangible Assets) (Details) - Other intangible assets	12 Months Ended
Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life	15 years
Minimum
Finite-Lived Intangible Assets [Line Items]
Useful Life Range	1 year
Maximum
Finite-Lived Intangible Assets [Line Items]
Useful Life Range	40 years